Income Taxes (Tables)	12 Months Ended
Oct. 31, 2012
Summary of Provision for Income Taxes from Continuing Operations

A summary of the provision for income taxes from continuing operations is as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Current:
Federal	$263	$512	$(1,502)
State	408	(132)	1,140
Foreign	14,585	13,248	18,090

	15,256	13,628	17,728
Deferred:
Federal	152	(181)	(2,872)
State	322	(33)	(1,087)
Foreign	(8,173)	(27,729)	9,664

	(7,699)	(27,943)	5,705

Provision (benefit) for income taxes	$7,557	$(14,315)	$23,433

Schedule of Effective Federal Income Tax Rates, Computed and Expected

A reconciliation of the effective income tax rate to a computed “expected” statutory federal income tax rate is as follows:

	Year Ended October 31,
	2012	2011	2010
Computed “expected” statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	(18.7)	0.4	(10.0)
Foreign tax rate differential	(72.4)	(16.4)	15.7
Foreign tax exempt income	224.6	18.8	(38.2)
Goodwill impairment	—	(76.5)	—
Stock-based compensation	(152.0)	(5.7)	4.2
Uncertain tax positions	76.4	215.5	(3.1)
Valuation allowance	(513.2)	(118.4)	133.1
Other	74.6	(8.2)	16.1

Effective income tax rate	(345.7)%	44.5%	152.8%

Components of Net Deferred Income Taxes

The components of net deferred income taxes are as follows:

	October 31,
In thousands	2012	2011
Deferred income tax assets:
Allowance for doubtful accounts	$7,532	$8,431
Unrealized gains and losses	5,541	12,946
Tax loss carry forwards	342,529	253,611
Accruals and other	79,037	70,515

	434,639	345,503

Deferred income tax liabilities:
Depreciation and amortization	(12,909)	(7,041)
Intangibles	(27,218)	(26,310)

	(40,127)	(33,351)

Deferred income taxes	394,512	312,152
Valuation allowance	(254,491)	(156,065)

Net deferred income taxes	$140,021	$156,087

Summary of Unrecognized Tax Benefits (Excluding Interest and Penalties and Related Tax Carryforwards)

The following table summarizes the activity related to the Company’s unrecognized tax benefits (excluding interest and penalties and related tax carry forwards):

	Year ended October 31,
In thousands	2012	2011
Balance, beginning of year	$10,401	$144,923
Gross increases related to current year tax positions	1,166	262
Settlements	—	(134,190)
Lapse in statute of limitation	(598)	(545)
Foreign exchange and other	(182)	(49)

Balance, end of year	$10,787	$10,401